UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23391
Capital Group Central Fund Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Central Cash Fund
Class M
| CMQXX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Group Central Cash Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/CCF-M
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 119,347
Total number of portfolio holdings	173
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	47.49%
Federal agency bills & notes	36.63%
Repurchase agreements	10.26%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	5.55%
Other assets less liabilities	0.07%
Total	100.00%
Availability of addition
al infor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CCF-M
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-129-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Cash Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-129-0626 © 2026 Capital Group. All rights reserved.

Investment portfolio April 30, 2026unaudited

Short-term securities 94.38%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 47.49%
U.S. Treasury 5/5/2026	3.542%	USD2,611,500	$2,610,474
U.S. Treasury 5/7/2026	3.569	3,077,750	3,075,909
U.S. Treasury 5/12/2026	3.541	2,604,900	2,602,059
U.S. Treasury 5/14/2026	3.581	2,778,200	2,774,611
U.S. Treasury 5/19/2026	3.553	2,556,550	2,551,961
U.S. Treasury 5/21/2026	3.588	2,690,000	2,684,661
U.S. Treasury 5/26/2026	3.509	2,075,000	2,069,841
U.S. Treasury 5/28/2026	3.568	2,788,450	2,780,989
U.S. Treasury 6/2/2026	3.511	2,963,850	2,954,382
U.S. Treasury 6/4/2026	3.559	2,238,400	2,230,805
U.S. Treasury 6/9/2026	3.576	3,178,400	3,166,039
U.S. Treasury 6/11/2026	3.603	1,571,700	1,565,265
U.S. Treasury 6/16/2026	3.531	2,794,200	2,781,367
U.S. Treasury 6/18/2026	3.511	550,000	547,357
U.S. Treasury 6/23/2026	3.528	1,675,000	1,666,044
U.S. Treasury 6/25/2026	3.604	550,000	546,954
U.S. Treasury 6/30/2026	3.470	1,343,000	1,334,896
U.S. Treasury 7/2/2026	3.582	1,350,200	1,341,803
U.S. Treasury 7/7/2026	3.549	2,307,700	2,292,237
U.S. Treasury 7/9/2026	3.560	1,149,300	1,141,370
U.S. Treasury 7/14/2026	3.537	1,650,000	1,637,857
U.S. Treasury 7/16/2026	3.606	500,000	496,216
U.S. Treasury 7/21/2026	3.583	2,090,000	2,073,175
U.S. Treasury 7/23/2026	3.561	100,000	99,171
U.S. Treasury 7/28/2026	3.583	1,430,500	1,418,052
U.S. Treasury 7/30/2026	3.475	350,000	346,862
U.S. Treasury 8/4/2026	3.600	3,107,000	3,077,563
U.S. Treasury 8/6/2026	3.512	230,000	227,780
U.S. Treasury 8/11/2026	3.448	600,000	593,876
U.S. Treasury 8/13/2026	3.511	275,000	272,156
U.S. Treasury 8/18/2026	3.532	555,000	548,944
U.S. Treasury 8/27/2026	3.550	807,200	797,721
U.S. Treasury 9/10/2026	3.560	200,000	197,374
U.S. Treasury 9/17/2026	3.603	1,750,000	1,725,768
U.S. Treasury 9/24/2026	3.584	200,000	197,080
U.S. Treasury 10/8/2026	3.585	200,000	196,820
U.S. Treasury 3/18/2027	3.601	50,000	48,417
			56,673,856

Federal agency bills & notes 36.63%
Discount bills & notes 32.96%
Fannie Mae 5/1/2026	3.580	875,000	875,000
Fannie Mae 5/4/2026	3.584	670,000	669,803
Fannie Mae 5/15/2026	3.600	445,000	444,388
Fannie Mae 5/18/2026	3.605	561,500	560,562
Fannie Mae 6/1/2026	3.622	446,750	445,380
Fannie Mae 6/29/2026	3.607	654,000	650,146
Fannie Mae 7/6/2026	3.630	100,000	99,341
Fannie Mae 7/13/2026	3.630	200,000	198,547
Fannie Mae 7/20/2026	3.630	200,000	198,413
Fannie Mae 8/10/2026	3.630	150,000	148,502
Federal Farm Credit Banks 5/18/2026	3.630	200,000	199,662
Federal Farm Credit Banks 5/29/2026	3.620	50,000	49,860
Federal Farm Credit Banks 6/8/2026	3.630	53,100	52,898
Federal Farm Credit Banks 6/9/2026	3.610	63,000	62,754
Federal Farm Credit Banks 6/11/2026	3.510	40,000	39,835
Federal Farm Credit Banks 6/26/2026	3.600	25,000	24,859
Federal Farm Credit Banks 8/18/2026	3.630	40,000	39,563
Federal Farm Credit Banks 8/21/2026	3.530	70,000	69,214

1	Capital Group Central Cash Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 5/1/2026	3.586%	USD1,166,300	$1,166,300
Federal Home Loan Bank 5/4/2026	3.589	615,750	615,567
Federal Home Loan Bank 5/6/2026	3.547	772,700	772,316
Federal Home Loan Bank 5/8/2026	3.605	2,005,235	2,003,841
Federal Home Loan Bank 5/11/2026	3.625	400,000	399,603
Federal Home Loan Bank 5/13/2026	3.532	1,070,000	1,068,724
Federal Home Loan Bank 5/15/2026	3.616	761,900	760,840
Federal Home Loan Bank 5/18/2026	3.578	235,000	234,603
Federal Home Loan Bank 5/20/2026	3.596	1,883,400	1,879,843
Federal Home Loan Bank 5/22/2026	3.581	2,141,000	2,136,530
Federal Home Loan Bank 5/27/2026	3.622	466,925	465,709
Federal Home Loan Bank 5/28/2026	3.630	150,000	149,594
Federal Home Loan Bank 5/29/2026	3.620	1,027,075	1,024,195
Federal Home Loan Bank 6/1/2026	3.628	365,000	363,865
Federal Home Loan Bank 6/3/2026	3.614	547,318	545,507
Federal Home Loan Bank 6/4/2026	3.618	650,000	647,784
Federal Home Loan Bank 6/5/2026	3.591	487,100	485,390
Federal Home Loan Bank 6/8/2026	3.488	300,000	298,856
Federal Home Loan Bank 6/10/2026	3.611	550,100	547,892
Federal Home Loan Bank 6/12/2026	3.599	337,650	336,227
Federal Home Loan Bank 6/17/2026	3.604	827,900	823,994
Federal Home Loan Bank 6/18/2026	3.529	1,020,800	1,015,882
Federal Home Loan Bank 6/22/2026	3.627	1,266,158	1,259,548
Federal Home Loan Bank 6/24/2026	3.622	678,785	675,128
Federal Home Loan Bank 6/25/2026	3.630	162,250	161,354
Federal Home Loan Bank 6/26/2026	3.619	642,200	638,588
Federal Home Loan Bank 6/29/2026	3.595	300,000	298,222
Federal Home Loan Bank 7/1/2026	3.601	52,736	52,413
Federal Home Loan Bank 7/6/2026	3.615	656,000	651,653
Federal Home Loan Bank 7/7/2026	3.549	248,800	247,126
Federal Home Loan Bank 7/8/2026	3.630	25,000	24,829
Federal Home Loan Bank 7/10/2026	3.602	1,229,312	1,220,675
Federal Home Loan Bank 7/13/2026	3.586	515,572	511,794
Federal Home Loan Bank 7/15/2026	3.607	585,545	581,138
Federal Home Loan Bank 7/17/2026	3.583	953,700	946,331
Federal Home Loan Bank 7/22/2026	3.625	1,106,691	1,097,587
Federal Home Loan Bank 7/24/2026	3.554	1,125,605	1,116,120
Federal Home Loan Bank 7/27/2026	3.560	175,000	173,473
Federal Home Loan Bank 7/29/2026	3.594	122,400	121,307
Federal Home Loan Bank 7/31/2026	3.590	748,000	741,173
Federal Home Loan Bank 8/3/2026	3.583	570,000	564,659
Federal Home Loan Bank 8/4/2026	3.615	245,000	242,666
Federal Home Loan Bank 8/5/2026	3.564	250,000	247,593
Federal Home Loan Bank 8/7/2026	3.588	691,200	684,407
Federal Home Loan Bank 8/11/2026	3.580	100,000	98,977
Federal Home Loan Bank 8/14/2026	3.515	250,000	247,368
Federal Home Loan Bank 8/19/2026	3.562	232,700	230,134
Federal Home Loan Bank 8/20/2026	3.540	400,000	395,548
Federal Home Loan Bank 8/21/2026	3.530	375,000	370,789
Federal Home Loan Bank 8/24/2026	3.600	100,000	98,847
Federal Home Loan Bank 8/26/2026	3.540	424,500	419,521
Federal Home Loan Bank 8/28/2026	3.516	50,000	49,403
Federal Home Loan Bank 9/1/2026	3.550	200,000	197,533
Federal Home Loan Bank 9/4/2026	3.550	200,000	197,473
Federal Home Loan Bank 9/9/2026	3.545	305,250	301,265
Federal Home Loan Bank 9/14/2026	3.582	300,000	295,909
Federal Home Loan Bank 9/16/2026	3.554	59,000	58,184
Federal Home Loan Bank 9/18/2026	3.627	128,330	126,529
Federal Home Loan Bank 9/25/2026	3.628	160,100	157,740
Federal Home Loan Bank 9/30/2026	3.599	73,675	72,552
Federal Home Loan Bank 10/6/2026	3.640	30,000	29,525
Federal Home Loan Bank 10/7/2026	3.595	249,536	245,558
Federal Home Loan Bank 10/14/2026	3.600	152,825	150,282
Federal Home Loan Bank 10/16/2026	3.605	100,000	98,316
Federal Home Loan Bank 10/21/2026	3.600	160,000	157,226

Capital Group Central Cash Fund	2

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Mortgage Corp. 5/27/2026	3.600%	USD40,000	$39,897
Federal Home Loan Mortgage Corp. 6/23/2026	3.635	40,000	39,789
Freddie Mac 5/11/2026	3.426	237,720	237,486
Freddie Mac 7/6/2026	3.630	67,573	67,129
Tennessee Valley Authority 5/6/2026	3.610	65,000	64,967
Tennessee Valley Authority 5/27/2026	3.620	55,000	54,851
			39,332,371
	Coupon rate
Interest bearing bills & notes 3.67%
Federal Farm Credit Banks (USD-SOFR + 0%) 7/28/2026 (a)	3.660	75,000	75,003
Federal Farm Credit Banks (USD-SOFR + 0.50%) 5/5/2026 (a)	3.635	50,000	49,993
Federal Home Loan Bank (USD-SOFR + 0%) 9/8/2026 (a)	3.640	150,000	150,005
Federal Home Loan Bank (USD-SOFR + 0%) 10/6/2026 (a)	3.645	150,000	150,012
Federal Home Loan Bank (USD-SOFR + 0%) 11/6/2026 (a)	3.650	170,000	170,006
Federal Home Loan Bank (USD-SOFR + 0.005%) 5/18/2026 (a)	3.635	170,000	169,998
Federal Home Loan Bank (USD-SOFR + 0.005%) 5/21/2026 (a)	3.635	240,000	239,996
Federal Home Loan Bank (USD-SOFR + 0.005%) 8/6/2026 (a)	3.635	150,000	149,991
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/7/2026 (a)	3.640	100,000	99,999
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/20/2026 (a)	3.640	135,000	134,999
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/6/2026 (a)	3.640	200,000	199,991
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/13/2026 (a)	3.640	125,000	124,993
Federal Home Loan Bank (USD-SOFR + 0.015%) 7/17/2026 (a)	3.645	80,000	80,002
Federal Home Loan Bank (USD-SOFR + 0.015%) 7/21/2026 (a)	3.645	240,000	240,008
Federal Home Loan Bank (USD-SOFR + 0.015%) 8/18/2026 (a)	3.645	150,000	149,998
Federal Home Loan Bank (USD-SOFR + 0.02%) 5/22/2026 (a)	3.650	150,000	149,999
Federal Home Loan Bank (USD-SOFR + 0.02%) 5/26/2026 (a)	3.650	275,000	274,998
Federal Home Loan Bank (USD-SOFR + 0.02%) 10/15/2026 (a)	3.650	150,000	150,003
Federal Home Loan Bank (USD-SOFR + 0.025%) 6/22/2026 (a)	3.655	140,000	140,000
Federal Home Loan Bank (USD-SOFR + 0.025%) 10/19/2026 (a)	3.655	100,000	99,999
Federal Home Loan Bank (USD-SOFR + 0.025%) 10/20/2026 (a)	3.655	150,000	150,009
Federal Home Loan Bank (USD-SOFR + 0.025%) 11/2/2026 (a)	3.655	325,000	324,999
Federal Home Loan Bank (USD-SOFR + 0.03%) 11/30/2026 (a)	3.660	75,000	75,002
Federal Home Loan Bank (USD-SOFR + 0.03%) 12/21/2026 (a)	3.660	300,000	300,009
Federal Home Loan Bank (USD-SOFR + 0.50%) 5/5/2026 (a)	3.635	100,000	100,000
Federal Home Loan Bank (USD-SOFR + 0.50%) 5/26/2026 (a)	3.635	200,000	199,996
Federal Home Loan Bank (USD-SOFR + 1.50%) 5/11/2026 (a)	3.645	125,000	125,000
Federal Home Loan Bank (USD-SOFR + 2.50%) 6/2/2026 (a)	3.655	112,500	112,500
			4,387,508
Total federal agency bills & notes			43,719,879

Repurchase agreements 10.26%
Overnight repurchase agreements*		12,250,000	12,250,000
Total short-term securities (cost: $112,643,660,000)			112,643,735
Bonds, notes & other debt instruments 5.55%
U.S. Treasury bonds & notes 5.55%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.182%) 3.825% 7/31/2026 (a)		1,682,000	1,682,824
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.205%) 3.848% 10/31/2026 (a)		1,785,000	1,786,560
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.098%) 3.741% 1/31/2027 (a)		1,460,000	1,460,603
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.16%) 3.803% 4/30/2027 (a)		538,000	538,645

3	Capital Group Central Cash Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.159%) 3.802% 7/31/2027 (a)	USD429,100	$429,634
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.19%) 3.833% 10/31/2027 (a)	125,000	125,239
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.099%) 3.742% 1/31/2028 (a)	600,000	600,297
Total bonds, notes & other debt instruments (cost: $6,620,012,000)		6,623,802
Total investment securities 99.93% (cost: $119,263,672,000)		119,267,537
Other assets less liabilities 0.07%		79,405
Net assets 100.00%		$119,346,942
*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	4.35%	4/30/2026	5/1/2026	U.S. Treasury 1.875%-4.00% 2026-2032	$204,000	$200,000	$200,020
BNP Paribas	4.36	4/30/2026	5/1/2026	U.S. Treasury 0%-6.625% 2026-2036	1,020,000	1,000,000	1,000,101
BofA Securities	4.37	4/30/2026	5/1/2026	U.S. Treasury 0%-3.875% 2027-2029	1,071,000	1,050,000	1,050,106
Canadian Imperial Bank of Commerce	4.36	4/30/2026	5/1/2026	U.S. Treasury 0%-5.375% 2026-2035	1,734,000	1,700,000	1,700,172
JPMorgan Securities	4.37	4/30/2026	5/1/2026	U.S. Treasury 1.625%-3.625% 2027-2030	1,938,000	1,900,000	1,900,192
Mizuho Securities	4.36	4/30/2026	5/1/2026	U.S. Treasury 2.25%-3.75% 2027-2033	1,122,000	1,100,000	1,100,111
New York Federal Reserve	4.25	4/30/2026	5/1/2026	U.S. Treasury 0%-4.375% 2026-2032	51,000	50,000	50,005
RBC Dominion Securities	4.35	4/30/2026	5/1/2026	U.S. Treasury 1.25%-2.625% 2027-2028	51,000	50,000	50,005
Royal Bank of Canada	4.36	4/30/2026	5/1/2026	U.S. Treasury 0.125%-2.375% 2026-2036	2,448,000	2,400,000	2,400,243
Societe Generale Bank	4.36	4/30/2026	5/1/2026	U.S. Treasury 3.50%-3.875% 2027-2031	408,000	400,000	400,040
TD Securities	4.36	4/30/2026	5/1/2026	U.S. Treasury 0.125%-3.625% 2027-2028	1,377,000	1,350,000	1,350,137
Wells Fargo Securities	4.37	4/30/2026	5/1/2026	U.S. Treasury 1.25%-3.75% 2028-2031	1,071,000	1,050,000	1,050,106
					$12,495,000	$12,250,000	$12,251,238

(a)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

Key to abbreviation(s)
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Central Cash Fund	4

Financial statements
Statement of assets and liabilities at April 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities in unaffiliated issuers, at value (cost: $119,263,672)		$119,267,537
Cash		1,470,397
Receivables for:
Sales of fund’s shares	$4,708,704
Interest	22,622	4,731,326
		125,469,260
Liabilities:
Payables for:
Repurchases of fund’s shares	6,120,005
Dividends on fund’s shares	1,808
Trustees’ deferred compensation	413
Other	92	6,122,318
Net assets at April 30, 2026		$119,346,942
Net assets consist of:
Capital paid in on shares of beneficial interest		$119,339,506
Total distributable earnings (accumulated loss)		7,436
Net assets at April 30, 2026		$119,346,942

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,193,584 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$119,346,942	1,193,584	$99.99

Refer to the notes to financial statements.

5	Capital Group Central Cash Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest		$2,272,770
Fees and expenses:
Reports to shareholders	$4
Registration statement and prospectus	2,320
Trustees’ compensation	110
Auditing and legal	76
Custodian	147
Other	15	2,672
Net investment income		2,270,098
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments		3,867
Net unrealized appreciation (depreciation) on investments		(28,142)
Net realized gain (loss) and unrealized appreciation (depreciation):		(24,275)
Net increase (decrease) in net assets resulting from operations		$2,245,823
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2026*	2025

Operations:
Net investment income	$2,270,098	$5,323,609
Net realized gain (loss)	3,867	880
Net unrealized appreciation (depreciation)	(28,142)	23,231
Net increase (decrease) in net assets resulting from operations	2,245,823	5,347,720
Distributions paid or accrued to shareholders	(2,270,428)	(5,323,187)
Net capital share transactions	(5,391,128)	10,237,850
Total increase (decrease) in net assets	(5,415,733)	10,262,383
Net assets:
Beginning of period	124,762,675	114,500,292
End of period	$119,346,942	$124,762,675
*
Unaudited.
Refer to the notes to financial statements.

Capital Group Central Cash Fund	6

Notes to financial statementsunaudited
1. Organization

Capital Group Central Fund Series (the ”trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is a government money market fund with a floating net asset value.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed income securities are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par.

7	Capital Group Central Cash Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of April 30, 2026, all of the fund’s investment securities were classified as Level 2.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and interest rate and commodity price fluctuations.

Capital Group Central Cash Fund	8

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.
5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

9	Capital Group Central Cash Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$2,680
Capital loss carryforward*	(49)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of April 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$5,506
Gross unrealized depreciation on investments	(1,641)
Net unrealized appreciation (depreciation) on investments	3,865
Cost of investments	119,263,672
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended April 30,	Year ended October 31,
Share class	2026	2025
Class M	$2,270,428	$5,323,187

Capital Group Central Cash Fund	10

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $110,000 in the fund’s statement of operations reflects $103,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class M	$296,271,080	2,962,783	$2,257,880	22,579	$(303,920,088)	(3,039,203)	$(5,391,128)	(53,841)

Year ended October 31, 2025
Class M	$490,707,409	4,906,968	$5,296,316	52,960	$(485,765,875)	(4,857,459)	$10,237,850	102,469

11	Capital Group Central Cash Fund

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets

Class M:
4/30/2026[2,3]	$100.02	$1.87	$(.03 )	$1.84	$(1.87)	$99.99	1.86%[4]	$119,347	— %[5,6]	3.77%[6]
10/31/2025	100.00	4.36	.02	4.38	(4.36)	100.02	4.46	124,763	— [5]	4.36
10/31/2024	100.00	5.35	—	5.35	(5.35)	100.00	5.48	114,500	— [5]	5.35
10/31/2023	99.98	4.82	.05	4.87	(4.85)	100.00	4.98	144,997	— [5]	4.82
10/31/2022	100.00	1.21	(.21 )	1.00	(1.02)	99.98	1.01	184,777	— [5]	1.21
10/31/2021	100.01	.08	(.01 )	.07	(.08 )	100.00	.06	112,467	— [5]	.08

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Amount less than 0.01%.
[6]	Annualized.
Refer to the notes to financial statements.

Capital Group Central Cash Fund	12

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,295,830,073
Total shares voting on November 25, 2025:
1,289,135,349 (99.5% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,289,135,349	100.0%	-	0.0%
Pramod Atluri	1,289,135,349	100.0%	-	0.0%
Francisco G. Cigarroa	1,289,135,349	100.0%	-	0.0%
Nariman Farvardin	1,289,135,349	100.0%	-	0.0%
Jennifer C. Feikin	1,289,135,349	100.0%	-	0.0%
Leslie Stone Heisz	1,289,135,349	100.0%	-	0.0%
Merit E. Janow	1,289,135,349	100.0%	-	0.0%
Martin E. Koehler	1,289,135,349	100.0%	-	0.0%
Benjamin R. Miller	1,289,135,349	100.0%	-	0.0%
Josette Sheeran	1,289,135,349	100.0%	-	0.0%
Margaret Spellings	1,289,135,349	100.0%	-	0.0%
Alexandra Trower	1,289,135,349	100.0%	-	0.0%
Paul S. Williams	1,289,135,349	100.0%	-	0.0%
Courtney K. Wolf	1,289,135,349	100.0%	-	0.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

13	Capital Group Central Cash Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee noted that the fund is a centralized cash management vehicle for other funds advised by CRMC and its affiliates, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds, and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

Capital Group Central Cash Fund	14

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

15	Capital Group Central Cash Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 08, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 08, 2026